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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RK Capital Management, LLC
                 -------------------------------------------------
   Address:      3033 E. First Avenue, Suite 307, Denver, CO 80206
                 -------------------------------------------------

Form 13F File Number: 028-12689
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott A. Bennewitz
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   (303) 394-0101
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Scott A. Bennewitz           Denver, Colorado   February 15, 2011
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 51
                                        --------------------

Form 13F Information Table Value Total: $83,434
                                        --------------------
                                            (thousands)

List of Other Included Managers: None.

                                        2
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                           FORM 13F INFORMATION TABLE

                      Title of             Value (x   Shares or                     Investment   Other
     Name of Issuer    Class      Cusip     1,000)   PRN Amount   SH/PRN  Put/Call  Discretion  Managers    Sole     Shared  None
---------------------------------------------------------------------------------------------------------------------------------
ACACIA RSRCH-TECHLGY  COM       003881307  1,230     301,418      SH                Sole                  301,418
AMER SCIENCE & ENGNR  COM       029429107  1,395     25,000       SH                Sole                  25,000
ART TECHNOLOGY GROUP  COM       04289L107  3,364     1,319,125    SH                Sole                  1,319,125
ATLAS AIR WRLDWDE HD  COM       049164205  1,407     81,100       SH                Sole                  81,100
AVOCENT               COM       053893103  1,153     95,000       SH                Sole                  95,000
AXT                   COM       00246W103  929       1,080,718    SH                Sole                  1,080,718
BALCHEM               COM       057665200  3,951     157,217      SH                Sole                  157,217
BEACON ROOFING SPPLY  COM       073685109  1,821     136,000      SH                Sole                  136,000
BLUE NILE             COM       09578R103  920       30,500       SH                Sole                  30,500
BRIGHTPOINT           COM       109473405  2,249     525,479      SH                Sole                  525,479
COINSTAR              COM       19259P300  3,507     107,102      SH                Sole                  107,102
COMTECH TELECOMM      COM       205826209  1,189     48,000       SH                Sole                  48,000
DAVITA                COM       23918K108  1,780     40,500       SH                Sole                  40,500
DIAMOND FOODS         COM       252603105  1,297     46,431       SH                Sole                  46,431
DYNAMEX               COM       26784F103  2,831     216,440      SH                Sole                  216,440
ENDO PHARMACEUTICALS  COM       29264F205  2,343     132,500      SH                Sole                  132,500
ENTROPIC COMMUNICATI  COM       29384R105  740       1,000,649    SH                Sole                  1,000,649
EXACTECH              COM       30064E109  1,414     123,035      SH                Sole                  123,035
EXPONENT              COM       30214U102  2,271     89,654       SH                Sole                  89,654
FREIGHTCAR AMERICA    COM       357023100  1,823     104,000      SH                Sole                  104,000
GEN-PROBE             COM       36866T103  2,416     53,000       SH                Sole                  53,000
GREATBATCH            COM       39153L106  1,935     100,000      SH                Sole                  100,000
GSE SYSTEMS           COM       36227K106  1,734     291,425      SH                Sole                  291,425
HERITAGE-CRYSTAL CLE  COM       42726M106  1,110     148,834      SH                Sole                  148,834
HIBBETT SPORTS        COM       428567101  1,361     70,800       SH                Sole                  70,800
ICF INTERNATIONAL     COM       44925C103  2,005     87,300       SH                Sole                  87,300
II-VI                 COM       902104108  589       34,300       SH                Sole                  34,300
INSPIRE PHARM         COM       457733103  2,074     510,863      SH                Sole                  510,863
KING PHARMACEUTICALS  COM       495582108  2,581     365,000      SH                Sole                  365,000
LEAPFROG ENTERPRISES  CL A      52186N106  945       685,000      SH                Sole                  685,000
LIFE SCIENCES RESRCH  COM       532169109  1,112     156,577      SH                Sole                  156,577
LINCARE HLDGS         COM       532791100  2,616     120,000      SH                Sole                  120,000
LIVEPERSON            COM       538146101  1,267     558,168      SH                Sole                  558,168
MAGNETEK              COM       559424106  124       68,930       SH                Sole                  68,930
MARVEL ENTERTAINMENT  COM       57383T103  1,912     72,000       SH                Sole                  72,000
MATRIXX INITIATIVES   COM       57685L105  2,973     181,295      SH                Sole                  181,295
MDC PARTNERS          CL A      552697104  1,427     432,400      SH                Sole                  432,400
MIPS TECHNOLOGIES     COM       604567107  2,184     745,543      SH                Sole                  745,543
MULTI-COLOR           COM       625383104  1,167     95,392       SH                Sole                  95,392
NATUS MEDICAL         COM       639050103  1,617     190,000      SH                Sole                  190,000
NUTRISYSTEM           COM       67069D108  1,418     99,350       SH                Sole                  99,350
OPLINK COMMUNIC       COM       68375Q403  2,314     300,479      SH                Sole                  300,479
QUANTUM               COM       747906204  1,026     1,531,881    SH                Sole                  1,531,881
QUIDEL                COM       74838J101  553       60,000       SH                Sole                  60,000
RC2                   COM       749388104  485       92,050       SH                Sole                  92,050
RUBICON TECHNOLOGY    COM       78112T107  906       170,584      SH                Sole                  170,584
STEINWAY INSTRUMENTS  COM       858495104  227       18,953       SH                Sole                  18,953
SUPERIOR ENERGY       COM       868157108  624       48,400       SH                Sole                  48,400
TEXAS ROADHOUSE       CL A      882681109  743       78,000       SH                Sole                  78,000
WATERS                COM       941848103  1,903     51,500       SH                Sole                  51,500
WEB.COM GROUP         COM       94733A104  2,473     744,844      SH                Sole                  744,844